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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

             (Check One): [ ] Form 10-K [ ] Form 20-F [ ] Form 11-K
                          [X] Form 10-Q [ ] Form N-SAR

For Period Ended: September 30, 2003                  SEC FILE NUMBER: 000-32375
                                                      CUSIP NUMBER : 052659 10 9

[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
                    For the Period Ended:____________________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: Entire Form 10-QSB

PART I - REGISTRANT INFORMATION

Full Name of Registrant:                 AUTEC ASSOCIATES INC.

Former Name if Applicable:               N/A

Address of Principal Executive Office:   38 East Osceola Street
                                         Stuart, Florida 34994


PART II--RULES 12b-25 (b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b) the following should be completed. (Check box if appropriate)

   [X]    (a)  The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

   [X]    (b)  The subject annual report, semi-annual report, transition report on Form 10-K, Form 2-F, 11-F, or From N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

   [ ]    (c)  The accountant's statement or other exhibit required by Rule
               12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why form 10-K, 11-K, 20-F, 10-Q or N-SAR or portion thereof could not be filed within the prescribed time period.

     Due to a subsequent event we were delayed in preparing this quarterly report.


PART IV- OTHER INFORMATION

     (1) Name and telephone number of person to contact in regard to this notification.

          Luther Jefferies    Chief Financial Officer     (561) 288-0666
          ----------------    -----------------------     --------------
              (Name)                 (Title)             (Telephone Number)

     (2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer if no, identify report(s).
                  [X] Yes [ ] No

     (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                  [ ] Yes [X] No

If so, attach an explanation of the anticipated change, both narrative and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made - Corporate offices and management changes.
                  N/A

                              AUTEC ASSOCIATES INC.
                              ---------------------
                  (Name of Registrant as specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: November 14, 2003                         By: /s/ Luther Jefferies
      -----------------                         ------------------------
                                                Name: Luther Jefferies
                                                Title: Chief Financial Officer